UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3725

Fidelity California Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® California Municipal Income Fund

November 30, 2018

CFL-QTLY-0119
1.810701.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.2%
	Principal Amount (000s)	Value (000s)
California - 100.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	$3,000	$3,091
Series 2012 A:
5% 8/1/24	1,050	1,140
5% 8/1/25	1,245	1,350
5% 8/1/27	300	324
5% 8/1/28	400	432
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,785
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,300
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	630	616
0% 10/1/19 (Escrowed to Maturity)	7,920	7,811
Series 2013 A:
5% 10/1/24	7,750	8,727
5% 10/1/25	5,245	5,896
Series 2016 B:
5% 10/1/34	2,500	2,751
5% 10/1/35	4,000	4,384
Alameda County Ctfs. of Prtn. (Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,645
5% 12/1/20 (AMBAC Insured)	2,810	2,817
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,144
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,266
0% 9/1/22 (FSA Insured)	5,150	4,698
Antelope Valley Cmnty. College District:
Series 2015, 5% 8/1/39	17,680	19,783
Series A:
5% 8/1/31	1,325	1,537
5% 8/1/32	1,345	1,555
5% 8/1/33	1,805	2,075
5% 8/1/34	3,000	3,430
5% 8/1/35	4,000	4,552
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,027
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 A, 1.875%, tender 4/1/19 (a)	6,250	6,250
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,135
Series C, 2.1%, tender 4/1/22 (a)	7,000	6,984
Series H, 2.125%, tender 4/1/25 (a)	4,000	3,856
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,558
5% 6/1/25	4,355	4,787
5% 6/1/27	2,755	3,024
5% 6/1/28	3,045	3,340
California Dept. of Wtr. Resources Series AI, 5% 12/1/25	2,700	2,945
California Econ. Recovery Series 2009 A, 5% 7/1/19 (Escrowed to Maturity)	1,725	1,759
California Edl. Facilities Auth. Rev.:
(Chapman Univ., CA. Proj.) Series 2017 A, 4% 4/1/47	7,450	7,457
(Loyola Marymount Univ. Proj.) Series 2010 A, 5% 10/1/25	5,860	6,002
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,513
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,287
(Santa Clara Univ., CA. Proj.) Series 2017 C:
5% 4/1/30	650	774
5% 4/1/31	890	1,055
5% 4/1/33	1,245	1,462
Series 2009, 5% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700	2,707
Series 2018 A:
5% 10/1/34	760	875
5% 10/1/36	840	955
5% 10/1/38	620	700
5% 10/1/42	4,000	4,478
5% 10/1/46	5,000	5,570
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	873
4% 9/1/21	1,000	1,015
4% 9/1/22	740	751
4% 9/1/23	1,080	1,095
4% 9/1/24	1,125	1,139
5% 9/1/19	400	410
5% 9/1/39	5,000	5,098
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2009:
6% 4/1/38	625	633
6.5% 4/1/33	5,315	5,393
6.5% 4/1/33 (Pre-Refunded to 4/1/19 @ 100)	6,335	6,437
5% 10/1/22	1,355	1,390
5% 10/1/26	6,065	6,952
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	3,816
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,614
5.5% 11/1/39	1,810	1,866
6% 3/1/33	16,330	17,159
California Health Facilities Fing. Auth.:
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	1,963
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	5,000	5,780
5% 11/15/36	5,000	5,748
5% 11/15/37	3,000	3,443
Bonds (Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	7,939
Series 2017 A, 5% 11/15/32	1,400	1,614
Series 2018 A, 5% 11/15/27	500	605
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	11,217
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,749
5% 11/15/23	2,000	2,198
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,057
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,090
Series 2008 A3, 5.5% 11/15/40 (Pre-Refunded to 11/15/21 @ 100)	3,090	3,413
Series 2011 A, 5% 3/1/20	3,250	3,371
Series 2011 D:
5% 8/15/22	900	973
5% 8/15/23	700	756
5% 8/15/25	2,000	2,156
California Infrastructure & Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	1,002
5% 12/1/42	2,185	2,190
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,178
5% 6/1/33	2,320	2,670
5% 6/1/34	5,290	6,066
5% 6/1/35	5,110	5,839
5% 6/1/36	5,830	6,640
5% 6/1/37	3,000	3,408
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	350
5% 10/1/26	715	828
5% 10/1/28	2,130	2,472
5% 10/1/30	1,000	1,142
5% 10/1/32	1,000	1,132
5% 10/1/34	2,125	2,384
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,155
4% 5/15/30	1,575	1,665
4% 5/15/31	2,150	2,258
4% 5/15/32	1,000	1,046
5% 5/15/33	895	1,036
5% 5/15/34	1,000	1,152
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/19 (Escrowed to Maturity)	300	306
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	276
5% 8/15/29	245	290
5% 8/15/30	225	264
5% 8/15/33	750	871
5% 8/15/36	1,435	1,643
(LINXS APM Proj.) Series 2018 A:
5% 12/31/33 (b)	4,000	4,423
5% 12/31/34 (b)	3,000	3,300
5% 12/31/35 (b)	2,500	2,738
5% 12/31/36 (b)	5,000	5,448
5% 12/31/37 (b)	4,000	4,344
5% 12/31/38 (b)	5,000	5,414
5% 12/31/43 (b)	6,000	6,440
(Linxs APM Proj.) Series 2018 A, 5% 12/31/47 (b)	5,000	5,344
(Pomona College Proj.) Series 2017:
4% 1/1/37	1,250	1,303
4% 1/1/38	1,500	1,559
5% 1/1/32	1,000	1,185
5% 1/1/33	500	590
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,178
5% 6/1/28	1,000	1,170
5% 6/1/30	1,555	1,796
5% 6/1/32	1,000	1,144
5% 6/1/33	1,000	1,137
5% 6/1/35	1,000	1,125
5% 6/1/43	3,750	4,132
Series 2016 A, 5% 11/1/36 (c)	1,000	1,071
Series 2017 A:
5% 7/1/27	900	1,025
5% 7/1/29	575	647
5% 7/1/31	1,000	1,115
5% 7/1/32	1,400	1,556
5% 7/1/33	1,000	1,107
5% 7/1/34	1,395	1,538
5% 7/1/35	1,500	1,648
5% 7/1/36	1,500	1,641
5% 7/1/37	1,250	1,365
Series 2017 B:
5% 7/1/28	1,250	1,415
5% 7/1/29	1,300	1,462
5% 7/1/30	750	840
5% 7/1/31	800	892
5% 7/1/32	1,385	1,540
Series 2017:
5% 10/1/27	500	584
5% 10/1/36	1,250	1,391
5% 10/1/37	500	555
5% 10/1/39	1,750	1,932
Series 2018:
5% 10/1/31	200	229
5% 10/1/32	225	256
5% 10/1/33	225	255
5% 10/1/34	225	254
5% 10/1/35	225	253
5% 10/1/36	250	280
5% 10/1/37	275	307
5% 10/1/38	300	334
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(b)	7,500	7,515
California Pub. Fin. Auth. Univ. H (Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (c)	1,550	1,625
5% 7/1/32 (c)	2,480	2,550
5% 7/1/37 (c)	3,345	3,380
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,725
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,282
5.25% 10/1/24	4,170	4,535
5.25% 10/1/25	2,875	3,125
5.75% 10/1/31	4,000	4,388
(Various California State Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	1,893
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,077
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,091
5% 4/1/25	5,300	5,778
Series 2012 G, 5% 11/1/25	2,500	2,762
Series 2016 D, 4% 4/1/33	1,660	1,741
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,258
5% 12/1/23	2,800	3,039
Series 2009 I, 6.25% 11/1/21 (Pre-Refunded to 11/1/19 @ 100)	2,000	2,084
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,371
5% 5/15/35	4,725	5,163
5% 5/15/40	2,250	2,428
Series 2017, 5% 5/15/47	1,000	1,081
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/33 (d)	1,595	1,765
5% 1/1/38 (d)	3,240	3,506
5% 1/1/43 (d)	7,300	7,837
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,172
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	284
5% 7/1/28	660	769
5% 7/1/29	695	804
5% 7/1/30	730	839
5% 7/1/31	765	876
5% 7/1/32	805	919
5% 7/1/33	845	960
5% 7/1/34	885	1,000
5% 7/1/35	925	1,042
5% 7/1/36	500	560
5% 7/1/37	650	726
5% 7/1/38	500	556
5% 7/1/43	1,250	1,381
5% 7/1/48	9,000	9,896
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42 (Pre-Refunded to 8/15/20 @ 100)	2,120	2,268
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,018
Series 2016:
5% 10/1/26	1,125	1,276
5% 10/1/27	2,360	2,672
5% 10/1/28	1,230	1,385
5% 10/1/29	675	757
5% 10/1/30	1,100	1,226
5% 10/1/33	1,850	2,042
Series 2017 A:
5% 11/1/32 (c)	1,135	1,242
5% 11/1/41 (c)	1,875	2,004
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	2,735
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,323
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/19	1,000	993
0% 5/1/34 (Pre-Refunded to 5/1/24 @ 100) (e)	5,300	6,172
Series 2017 A:
4% 5/1/31	1,500	1,604
4% 5/1/32	1,150	1,222
4% 5/1/33	1,375	1,450
4% 5/1/34	1,375	1,440
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	6,000	6,868
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25	645	717
5% 9/1/28	1,250	1,375
5% 9/1/32	1,125	1,233
5% 9/1/35	585	638
Ctr. Unified School District Series 1997 C, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,939
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,244
5% 6/1/28	2,000	2,242
5% 6/1/29	1,650	1,849
5% 6/1/30	2,500	2,795
5% 6/1/31	1,750	1,953
El Camino Hosp. District Series 2006:
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,096
0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,435	1,795
0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	3,549
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,490
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36	330	374
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,788
Series 2015:
5% 9/1/27	1,940	2,226
5% 9/1/28	4,125	4,713
5% 9/1/29	4,325	4,927
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,289
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,980
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,821
Series 2016:
5% 9/1/27	1,875	2,099
5% 9/1/28	1,500	1,667
5% 9/1/29	2,000	2,208
5% 9/1/30	1,720	1,886
5% 9/1/31	2,500	2,733
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,454
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,410
0% 10/1/25 (AMBAC Insured)	1,665	1,356
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	947
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,347
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,965
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,266
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,302
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	6,228
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,378
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,390	4,186
Series 2013 A, 5% 6/1/30	6,000	6,577
Series 2015 A, 5% 6/1/33	2,305	2,562
Series 2017 A1:
5% 6/1/21	2,000	2,126
5% 6/1/22	2,000	2,167
5% 6/1/23	2,000	2,202
5% 6/1/24	3,000	3,267
5% 6/1/25	3,000	3,294
5% 6/1/26	3,000	3,307
5% 6/1/28	2,500	2,746
5% 6/1/29	5,000	5,466
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	6,979
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,842
5% 9/2/23	1,000	1,104
5% 9/2/24	825	924
5% 9/2/25	500	547
5% 9/2/26	800	886
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/25	1,700	1,960
5% 9/1/26	1,860	2,133
5% 9/1/27	1,725	1,975
5% 9/1/28	1,000	1,142
5% 9/1/29	1,250	1,425
Series 2013 A:
5% 9/1/24	3,830	4,323
5% 9/1/25	4,085	4,587
5% 9/1/26	4,105	4,590
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,914
5% 8/15/28	1,960	2,121
5% 8/15/29	4,225	4,567
5% 8/15/30	4,555	4,918
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	426
5% 8/1/22	450	474
5% 8/1/23	485	510
5% 8/1/24	1,000	1,052
5% 8/1/26	1,370	1,440
5% 8/1/28	760	798
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,103
5% 8/1/25	1,000	1,101
5% 8/1/26	1,000	1,100
5% 8/1/27	1,000	1,097
5% 8/1/28	1,000	1,095
5% 8/1/29	1,000	1,093
5% 8/1/30	1,000	1,090
5% 8/1/31	1,000	1,088
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,073
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	405
0% 6/1/28 (FSA Insured)	2,995	2,226
0% 6/1/31 (Escrowed to Maturity)	1,465	1,000
0% 6/1/31 (FSA Insured)	8,285	5,411
Long Beach Hbr. Rev.:
Series 2010 B, 5% 5/15/22	2,735	2,857
Series 2017 A:
5% 5/15/26 (b)	1,110	1,291
5% 5/15/27 (b)	2,000	2,346
5% 5/15/29 (b)	1,350	1,564
5% 5/15/30 (b)	1,300	1,496
5% 5/15/31 (b)	2,400	2,750
5% 5/15/32 (b)	1,760	2,011
5% 5/15/33 (b)	1,350	1,537
5% 5/15/34 (b)	1,650	1,869
5% 5/15/35 (b)	2,500	2,822
5% 5/15/36 (b)	3,000	3,370
5% 5/15/37 (b)	2,755	3,087
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	419
5.75% 8/1/33	170	174
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	2,630	2,701
Los Angeles Cmnty. College District:
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,026
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	1,300	1,375
Series 2015 A, 5% 8/1/29	7,000	7,966
Series 2017 J, 4% 8/1/33	2,500	2,655
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,812
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.) 5% 3/1/23	1,600	1,804
(Disney Parking Proj.):
0% 3/1/19	3,200	3,186
0% 3/1/20	1,000	976
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,443
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (b)	795	899
5% 5/15/25 (b)	2,250	2,579
5% 5/15/26 (b)	1,705	1,933
5% 5/15/27 (b)	1,250	1,411
5% 5/15/28 (b)	1,250	1,404
5% 5/15/29 (b)	1,575	1,763
5% 5/15/30 (b)	1,400	1,561
Series 2015 D:
5% 5/15/28 (b)	1,950	2,191
5% 5/15/29 (b)	2,550	2,854
5% 5/15/30 (b)	2,000	2,230
5% 5/15/31 (b)	2,540	2,824
5% 5/15/41 (b)	3,240	3,527
Series 2016 A:
5% 5/15/29 (b)	2,500	2,837
5% 5/15/30 (b)	2,500	2,823
5% 5/15/31 (b)	3,000	3,380
5% 5/15/32 (b)	3,700	4,155
5% 5/15/33 (b)	2,000	2,237
5% 5/15/35 (b)	2,000	2,221
5% 5/15/42 (b)	7,500	8,195
Series 2016 B:
5% 5/15/22 (b)	1,000	1,091
5% 5/15/26 (b)	1,600	1,854
5% 5/15/27 (b)	1,000	1,151
5% 5/15/36 (b)	3,600	3,986
5% 5/15/41 (b)	3,750	4,103
Series 2017 B:
5% 5/15/23 (b)	1,000	1,112
5% 5/15/24 (b)	1,500	1,694
5% 5/15/25 (b)	1,750	2,004
Series 2018, 5% 5/15/43 (b)	10,000	11,166
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	65	65
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	3,925
5% 7/1/30	14,500	16,520
Series 2016 B, 5% 7/1/42	4,595	5,117
Los Angeles Hbr. Dept. Rev. Series 2016 A, 5% 8/1/24 (b)	1,500	1,702
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/26	3,000	3,267
Series 2014 A:
5% 5/1/24	325	374
5% 5/1/25	540	620
5% 5/1/29	500	564
5% 5/1/30	1,000	1,125
5% 5/1/31	1,555	1,746
Series 2014 B:
5% 5/1/24	200	230
5% 5/1/25	225	258
5% 5/1/29	500	564
5% 5/1/30	400	450
5% 5/1/31	400	449
Series 2016 B, 5% 11/1/36	1,500	1,693
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 5% 6/1/28	4,800	5,267
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	445	469
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36 (Pre-Refunded to 3/15/20 @ 100)	3,425	3,581
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32 (Pre-Refunded to 7/1/19 @ 100)	500	510
5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	4,095	4,176
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,008
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,891
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,341
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,490	1,543
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	965	1,000
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,471
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,862
5% 6/1/31	500	565
5% 6/1/32	500	562
5% 6/1/33	1,800	2,015
5% 6/1/34	1,345	1,497
5% 6/1/35	1,895	2,102
5% 6/1/36	2,000	2,211
5% 6/1/41	6,155	6,725
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,125
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	5,014
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,799
5% 9/1/25	1,000	1,084
5% 9/1/26	1,155	1,248
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	3,046
Series 2015:
4% 9/1/24 (FSA Insured)	330	362
5% 9/1/25 (FSA Insured)	680	785
5% 9/1/26 (FSA Insured)	500	572
5% 9/1/26 (FSA Insured)	1,500	1,717
5% 9/1/27 (FSA Insured)	455	518
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,741
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	2,900	3,191
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,699
5% 5/1/38	1,500	1,687
5% 5/1/39	1,500	1,683
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	3,321
Oakland Gen. Oblig.:
Series 2012, 5% 1/15/25	3,460	3,681
Series 2015 A:
5% 1/15/28	1,225	1,420
5% 1/15/29	1,650	1,904
5% 1/15/30	1,665	1,912
5% 1/15/31	1,520	1,739
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	425	445
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23 (Pre-Refunded to 8/1/19 @ 100)	2,810	2,900
6.5% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,220	1,259
Series 2013:
6.25% 8/1/30 (Pre-Refunded to 8/1/21 @ 100)	1,500	1,674
6.625% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,626
Series 2015 A:
5% 8/1/30	1,250	1,431
5% 8/1/30 (FSA Insured)	1,570	1,797
5% 8/1/40	3,500	3,922
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,208
5% 2/1/23	5,000	5,450
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,259
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,249
5% 2/1/36	6,630	7,515
Palomar Cmnty. Clge District Series 2017, 5% 8/1/35	1,410	1,629
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	13,775
Series 2017, 5% 11/1/42	3,000	3,163
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	3,813
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,937
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	946
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,425
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/22 (b)	4,500	4,783
Series 2012 P:
5% 5/1/22 (b)	4,000	4,348
5% 5/1/24 (b)	2,820	3,060
Series 2017 D:
5% 11/1/25 (b)	2,585	2,969
5% 11/1/26 (b)	2,285	2,650
5% 11/1/27 (b)	4,000	4,678
5% 11/1/28 (b)	4,925	5,712
5% 11/1/29 (b)	4,200	4,845
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,862
5% 6/15/28	2,190	2,562
5% 12/15/28	2,200	2,571
5% 12/15/29	4,825	5,614
5% 12/15/30	3,500	4,220
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	7,926
Series 2011, 0% 8/1/46	10,150	3,111
Series B:
0% 8/1/33	4,840	2,836
0% 8/1/35	9,000	4,776
0% 8/1/37	6,325	3,026
0% 8/1/41	5,130	2,009
Poway Unified School District Pub. Fing.:
5% 9/15/26	935	1,040
5% 9/1/30	1,495	1,618
5% 9/1/31	1,260	1,359
5% 9/1/32	1,795	1,931
5% 9/1/33	2,740	2,939
5% 9/1/34	1,225	1,311
5% 9/1/35	1,580	1,685
5% 9/1/36	3,395	3,612
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (a)	13,000	12,968
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	1,999
5% 9/1/26 (FSA Insured)	1,350	1,549
5% 9/1/27 (FSA Insured)	1,700	1,943
5% 9/1/28 (FSA Insured)	1,700	1,935
5% 9/1/29 (FSA Insured)	1,850	2,098
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,662
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,717
5.75% 6/1/48	5,000	5,425
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	1,988
5% 8/1/27	1,725	1,997
5% 8/1/28	1,935	2,233
5% 8/1/29	2,330	2,678
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,326
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,535
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	5,655
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,339
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,027
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,441
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,456
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	735	768
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	4,689
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	884
5% 7/1/36	2,000	2,231
5% 7/1/41	6,430	7,097
Series 2018 C:
5% 7/1/34 (b)	4,000	4,539
5% 7/1/35 (b)	5,000	5,644
5% 7/1/36 (b)	7,500	8,429
Series 2018 E:
5% 7/1/33	1,300	1,505
5% 7/1/34	1,000	1,151
5% 7/1/35	1,000	1,145
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,093
Series 2013 A, 5% 8/15/41	2,810	3,075
Series 2016 D, 5% 8/15/28	2,500	3,079
Sacramento TOT Rev. Series A:
5% 6/1/34	700	806
5% 6/1/35	2,065	2,364
5% 6/1/36	2,215	2,525
5% 6/1/37	2,405	2,733
5% 6/1/38	1,240	1,405
5% 6/1/43	6,000	6,728
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,063
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	9,683
(Med. Ctr. Fing. Proj.) 5.5% 8/1/22	10,000	11,030
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,240
5% 8/1/24 (FSA Insured)	1,250	1,408
5% 8/1/25 (FSA Insured)	2,000	2,250
5% 8/1/27 (FSA Insured)	2,000	2,244
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,650	1,940
5% 7/1/31	2,000	2,312
5% 7/1/33	1,735	1,983
5% 7/1/34	1,380	1,568
5% 7/1/35	1,500	1,696
5% 7/1/36	1,980	2,230
5% 7/1/38	2,000	2,240
5% 7/1/42	5,000	5,554
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,619
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (b)	1,000	1,126
5% 7/1/25 (b)	515	587
5% 7/1/27 (b)	500	581
5% 7/1/28 (b)	1,000	1,154
5% 7/1/29 (b)	1,725	1,981
5% 7/1/30 (b)	2,915	3,328
5% 7/1/31 (b)	1,250	1,421
5% 7/1/32 (b)	1,300	1,472
5% 7/1/33 (b)	530	597
5% 7/1/34 (b)	1,000	1,122
5% 7/1/36 (b)	1,500	1,670
5% 7/1/37 (b)	750	833
5% 7/1/47 (b)	5,250	5,748
Series A, 5% 7/1/26 (b)	400	461
Series 2013 B, 5% 7/1/38 (b)	7,000	7,529
Series 2017A, 5% 7/1/42	5,810	6,499
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,889
Series 2015 A, 5% 10/15/44	4,005	4,466
Series 2016:
5% 10/15/29	2,000	2,316
5% 10/15/30	1,000	1,151
5% 10/15/31	650	746
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2009 B, 5.75% 8/1/35 (Pre-Refunded to 8/1/19 @ 100)	3,455	3,548
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,622
Series 2008 C, 0% 7/1/37	1,300	636
Series 2008 E, 0% 7/1/47 (e)	8,700	5,456
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,537
Series 2014 A:
5% 5/1/40 (b)	1,865	2,013
5% 5/1/44 (b)	8,390	9,041
Series 2016 B:
5% 5/1/41 (b)	9,695	10,598
5% 5/1/46 (b)	23,000	25,004
Series 2017 A, 5% 5/1/42 (b)	3,000	3,302
5% 5/1/28	2,280	2,676
5% 5/1/29	1,225	1,429
5% 5/1/30	330	382
5% 5/1/32	1,000	1,143
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,030
6.625% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,033
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,094
5% 8/1/24	750	819
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	997
5% 8/1/26 (FSA Insured)	1,055	1,197
5% 8/1/27 (FSA Insured)	1,250	1,415
5% 8/1/28 (FSA Insured)	1,250	1,409
5% 8/1/29 (FSA Insured)	3,150	3,540
5% 8/1/30 (FSA Insured)	4,070	4,563
5% 8/1/31 (FSA Insured)	650	728
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,239
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	3,942
5% 6/1/26	3,000	3,362
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (b)	2,480	2,847
5% 3/1/29 (b)	710	806
5% 3/1/31 (b)	1,100	1,239
5% 3/1/32 (b)	850	954
5% 3/1/33 (b)	1,095	1,225
5% 3/1/34 (b)	1,250	1,392
5% 3/1/35 (b)	3,460	3,840
5% 3/1/36 (b)	2,250	2,489
5% 3/1/37 (b)	2,250	2,482
5% 3/1/41 (b)	10,235	11,245
Series 2017 B:
5% 3/1/29	200	232
5% 3/1/30	250	288
5% 3/1/32	235	268
5% 3/1/33	250	284
5% 3/1/34	500	566
5% 3/1/37	3,000	3,362
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,934
5% 10/1/29	675	783
5% 10/1/30	2,000	2,309
5% 10/1/31	2,310	2,656
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,417
Series 2010 B, 0% 8/1/47	9,000	2,694
San Mateo County Cmnty. College District Series 2019:
5% 9/1/36 (d)	1,000	1,148
5% 9/1/37 (d)	1,000	1,145
5% 9/1/38 (d)	760	868
5% 9/1/39 (d)	1,000	1,139
5% 9/1/40 (d)	1,100	1,249
San Mateo County Joint Powers Fing. Auth.:
(Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	5,488
Series 2019 A:
5% 7/15/24 (d)	4,000	4,447
5% 7/15/26 (d)	4,000	4,567
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,799
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,259
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,222
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	932
5% 6/15/26 (FSA Insured)	860	970
5% 6/15/27 (FSA Insured)	1,770	1,984
5% 6/15/28 (FSA Insured)	1,865	2,079
5% 6/15/29 (FSA Insured)	1,780	1,975
5% 6/15/30 (FSA Insured)	1,150	1,273
5% 6/15/31 (FSA Insured)	1,000	1,104
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280	1,341
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/30 (d)	1,000	1,191
5% 4/1/32 (d)	1,365	1,601
5% 4/1/34 (d)	1,000	1,156
5% 4/1/36 (d)	2,135	2,444
5% 4/1/37 (d)	1,000	1,143
5% 4/1/38 (d)	845	962
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,307
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	820
5% 7/1/36	2,380	2,742
5% 7/1/37	1,780	2,047
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,418
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	454
4% 7/1/37	475	493
4% 7/1/38	450	465
4% 7/1/39	550	566
5% 7/1/30	250	295
5% 7/1/31	350	411
5% 7/1/32	255	299
5% 7/1/33	250	291
5% 7/1/34	315	365
5% 7/1/35	400	462
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,888
0% 9/1/22 (AMBAC Insured)	2,900	2,651
0% 9/1/25 (AMBAC Insured)	6,800	5,656
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	789
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,439
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/21	1,000	1,074
5% 4/1/34	2,000	2,270
5% 4/1/36	3,000	3,374
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,095
5% 8/15/26	1,975	2,161
5% 8/15/27	700	763
5% 8/15/28	1,000	1,082
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,933
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,022
5% 10/1/35	1,000	1,132
5% 10/1/36	1,585	1,787
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	345
5% 8/1/25 (FSA Insured)	750	860
5% 8/1/27 (FSA Insured)	265	300
5% 8/1/28 (FSA Insured)	510	575
5% 8/1/38 (FSA Insured)	2,500	2,741
5% 8/1/42 (FSA Insured)	4,650	5,083
5% 7/1/23 (FSA Insured)	1,270	1,400
5% 7/1/24 (FSA Insured)	1,350	1,485
5% 7/1/25 (FSA Insured)	1,060	1,163
5% 7/1/26 (FSA Insured)	1,110	1,215
5% 7/1/27 (FSA Insured)	1,065	1,165
5% 1/1/29 (FSA Insured)	600	654
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,783
5% 9/1/25 (FSA Insured)	3,500	4,050
5% 9/1/27 (FSA Insured)	4,000	4,633
5% 9/1/28 (FSA Insured)	3,500	4,019
5% 9/1/29 (FSA Insured)	2,000	2,286
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,780	6,045
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,017
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	942
5% 11/15/25 (FSA Insured)	800	934
5% 11/15/26 (FSA Insured)	965	1,121
5% 11/15/27 (FSA Insured)	1,500	1,743
5% 11/15/28 (FSA Insured)	1,165	1,343
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,643
Union Elementary School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,828
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	7,913
Univ. of California Revs.:
Bonds 1.4%, tender 5/15/21 (a)	3,000	2,948
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	10,084
Series 2017 AV:
5% 5/15/34	2,000	2,308
5% 5/15/35	5,000	5,747
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,008
4% 1/1/36	1,000	1,003
5% 1/1/30	650	732
5% 1/1/31	675	753
5% 1/1/32	700	777
5% 1/1/33	1,135	1,256
5% 1/1/34	400	439
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,052
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,478
5% 8/1/30	6,710	7,553
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,110
5% 11/1/25	1,000	1,107
5% 11/1/26	1,000	1,106
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,981
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,792
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	831
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,567
5.5% 8/1/38	1,500	1,723
5.5% 8/1/40	5,000	5,730
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,053
6.25% 7/1/39	7,015	7,138
Series 2010 A, 5.5% 7/1/38	3,100	3,223
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	979
Series 2012, 5% 8/1/32	8,265	9,063
Series 2014 A:
5% 8/1/23	365	414
5% 8/1/25	2,555	2,934
5% 8/1/26	2,550	2,916
5% 8/1/27	1,150	1,312
5% 8/1/28	1,000	1,138
5% 8/1/29	1,675	1,903
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,795
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,310
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	5,025	3,283
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,968

TOTAL CALIFORNIA		1,851,971

Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.375% 10/1/43 (b)	480	542
Series C, 5% 10/1/21 (b)	1,215	1,249

TOTAL GUAM		1,791

TOTAL MUNICIPAL BONDS
(Cost $1,800,968)		1,853,762
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,800,968)		1,853,762
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,837)
NET ASSETS - 100%		$1,849,925

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,872,000 or 0.6% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® California Limited Term Tax-Free Bond Fund

November 30, 2018

CSI-QTLY-0119
1.824280.113

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 103.1%
	Principal Amount	Value
California - 102.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2011 A, 5% 8/1/22	$1,655,000	$1,788,062
Series 2012 A:
4% 8/1/21	1,200,000	1,266,468
5% 8/1/19	1,200,000	1,224,511
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/19	1,000,000	1,025,563
5% 10/1/20	1,730,000	1,827,953
5% 10/1/21	2,725,000	2,950,903
Series 2016 A:
4% 10/1/21	1,250,000	1,301,500
4% 10/1/23	850,000	900,439
5% 10/1/22	1,250,000	1,358,513
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	452,803
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 A, 1.875%, tender 4/1/19 (a)	16,250,000	16,250,247
Series 2014 E, 2%, tender 4/1/21 (a)	3,000,000	2,991,390
Series A, 2.95%, tender 4/1/26 (a)	9,000,000	9,099,900
Series B, 2.85%, tender 4/1/25 (a)	7,000,000	7,134,540
Series C, 2.1%, tender 4/1/22 (a)	7,000,000	6,983,550
Series H, 2.125%, tender 4/1/25 (a)	8,000,000	7,712,080
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	1,890,000	1,976,713
Series 2011 N, 5% 5/1/19	5,000,000	5,069,437
California Gen. Oblig.:
Bonds:
3%, tender 12/1/19 (a)	7,000,000	7,038,177
4%, tender 12/1/21 (a)	4,000,000	4,163,720
Series 2011, 5% 9/1/21	6,080,000	6,585,978
Series 2012, 5% 2/1/22	3,860,000	4,217,282
Series 2013, 5% 2/1/21	15,000	16,004
Series 2014, 4% 5/1/23	2,440,000	2,637,640
Series 2015, 5% 8/1/24	1,795,000	2,062,150
Series 2017:
5% 8/1/23	8,150,000	9,198,742
5% 8/1/24	6,000,000	6,892,980
California Health Facilities Fing. Auth. Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	11,745,000	11,385,603
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,000,000	4,920,600
Series 2016 B1, 1.25%, tender 10/1/20 (a)	9,545,000	9,424,065
Series 2016 B2, 4%, tender 10/1/24 (a)	6,000,000	6,524,580
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 5% 11/15/21	1,450,000	1,562,738
Series 2011 A:
5% 3/1/19	5,010,000	5,047,558
5.25% 3/1/23	310,000	329,859
Series 2011 D:
5% 8/15/19	1,500,000	1,534,233
5% 8/15/20	1,460,000	1,538,212
Series 2011:
5% 8/15/19	2,000,000	2,045,361
5% 8/15/20	2,000,000	2,106,460
Series 2014 A:
5% 10/1/19	1,250,000	1,282,996
5% 10/1/20	1,200,000	1,265,496
5% 10/1/21	500,000	542,600
5% 10/1/22	1,650,000	1,834,833
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
(Los Angeles County Museum of Art Proj.) Series 2017, 1 month U.S. LIBOR + 0.650% 2.291%, tender 2/1/21 (a)(b)	5,000,000	5,018,350
Series 2013 A2, 1 month U.S. LIBOR + 0.500% 2.145%, tender 4/1/19 (a)(b)	10,000,000	10,001,201
Series 2018 D, 1 month U.S. LIBOR + 0.380% 2.005%, tender 8/1/21 (a)(b)	7,000,000	6,999,020
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/21	900,000	970,542
5% 6/1/30	2,650,000	3,094,803
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
4% 10/1/19	405,000	411,854
5% 10/1/20	305,000	321,028
5% 10/1/21	375,000	403,489
5% 10/1/22	1,020,000	1,119,083
5% 10/1/23	1,230,000	1,371,868
5% 10/1/24	370,000	419,410
5% 10/1/25	1,210,000	1,387,241
5% 10/1/26	355,000	411,147
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,183,000
5% 5/15/24	910,000	1,048,675
5% 5/15/26	360,000	426,330
5% 5/15/27	350,000	418,667
(Institute On Aging Proj.) Series 2017:
5% 8/15/21	225,000	243,884
5% 8/15/23	225,000	255,555
5% 8/15/24	285,000	329,779
5% 8/15/25	985,000	1,157,040
5% 8/15/26	275,000	326,827
(Northbay Healthcare Group Proj.) Series 2013 B, 5% 11/1/19	3,335,000	3,406,462
(Univ. of Verne Proj.) Series 2017 A:
4% 6/1/19	300,000	303,349
5% 6/1/20	200,000	209,378
5% 6/1/21	550,000	588,379
5% 6/1/22	625,000	683,631
5% 6/1/23	700,000	781,039
5% 6/1/25	1,250,000	1,441,113
5% 6/1/28	390,000	456,347
Series 2010 A. 5% 7/1/22 (Pre-Refunded to 7/1/20 @ 100)	1,850,000	1,940,317
Series 2017 A:
5% 7/1/24	1,400,000	1,561,644
5% 7/1/25	750,000	844,883
5% 7/1/26	1,000,000	1,132,900
5% 7/1/27	800,000	911,248
Series 2017 B:
5% 7/1/24	1,440,000	1,606,262
5% 1/1/25	1,230,000	1,373,627
5% 7/1/26	500,000	566,450
5% 7/1/27	640,000	728,998
Series 2018:
5% 10/1/20	325,000	341,660
5% 10/1/21	250,000	268,780
5% 10/1/22	250,000	273,995
5% 10/1/23	225,000	250,736
5% 10/1/24	275,000	310,294
5% 10/1/25	275,000	313,621
5% 10/1/26	300,000	344,490
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 1.97%, tender 1/2/19 (a)	13,500,000	13,498,457
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 2%, tender 2/1/19 (a)	6,500,000	6,501,093
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	7,516,740
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	6,825,000	6,924,354
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,069,290
(Univ. Proj.) Series 2012 D:
4% 9/1/21 (Escrowed to Maturity)	1,000,000	1,059,130
4% 9/1/22 (Escrowed to Maturity)	1,000,000	1,077,730
4% 9/1/23 (Pre-Refunded to 9/1/22 @ 100)	1,000,000	1,077,730
(Various Cap. Projs.):
Series 2011 A, 5% 10/1/21	4,230,000	4,579,440
Series 2012 A:
5% 4/1/20	1,800,000	1,874,070
5% 4/1/24	9,690,000	10,573,534
Series 2012 G:
5% 11/1/21	1,500,000	1,627,185
5% 11/1/25	5,500,000	6,075,410
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/19	2,700,000	2,786,162
5% 12/1/23	9,955,000	10,805,555
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,095,266
Series 2009 A, 5% 4/1/19 (Escrowed to Maturity)	1,000,000	1,011,244
Series 2009 E, 5% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	15,000	15,166
Series 2014 A, 5% 9/1/20	3,500,000	3,686,165
Series 2014 B:
5% 10/1/21	1,000,000	1,082,610
5% 10/1/22	1,225,000	1,354,593
Series 2014 C:
5% 10/1/21	1,355,000	1,466,937
5% 10/1/22	1,000,000	1,105,790
California State Univ. Rev. Bonds 4%, tender 11/1/23 (a)	5,000,000	5,376,550
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/19	1,000,000	1,012,779
5% 5/15/20	575,000	596,965
5% 5/15/21	825,000	873,857
5% 5/15/22	1,000,000	1,078,970
5% 5/15/23	2,375,000	2,605,565
5% 5/15/24	1,000,000	1,113,620
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/22 (c)	500,000	537,050
5% 1/1/23 (c)	500,000	546,440
5% 1/1/24 (c)	600,000	665,454
5% 1/1/25 (c)	1,075,000	1,205,699
5% 1/1/26 (c)	1,040,000	1,175,834
5% 1/1/27 (c)	1,900,000	2,161,326
California Statewide Cmntys. Dev. Auth. Rev.:
(Dignity Health Proj.) Series 2008 C, 5.625% 7/1/35	2,595,000	2,603,382
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,152,967
5% 7/1/25	625,000	714,931
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/25	6,000,000	6,063,360
Series 2016:
5% 10/1/22	725,000	785,016
5% 10/1/24	2,030,000	2,256,528
5% 10/1/25	1,010,000	1,135,775
Series 2017 A:
3% 11/1/22 (d)	1,680,000	1,678,740
3.5% 11/1/27 (d)	2,635,000	2,617,003
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,253,442
5% 9/1/20	1,285,000	1,352,437
5% 9/1/22	500,000	549,425
Corona-Norco Unified School District Spl. Tax Series 2013, 4% 9/1/20	1,665,000	1,724,008
Eastern California Muni. Wtr. District Wtr. and Wasterwater Bonds Series 2018 C, SIFMA Municipal Swap Index + 0.250% 1.94%, tender 10/1/21 (a)(b)	7,000,000	7,000,140
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	574,081
5% 9/1/22	1,295,000	1,426,935
El Dorado Irr. Distr. Rev. Series 2016 A:
4% 3/1/20	500,000	514,560
4% 3/1/21	625,000	654,781
5% 3/1/22	500,000	548,695
5% 3/1/23	500,000	561,875
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	467,173
5% 9/1/23	1,000,000	1,120,490
5% 9/1/24	1,000,000	1,140,610
Series 2016:
4% 9/1/21	1,130,000	1,168,228
4% 9/1/23	1,500,000	1,571,880
4% 9/1/25	1,915,000	2,020,248
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/19 (Build America Mutual Assurance Insured)	2,515,000	2,528,274
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,160,182
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,551,476
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,659,407
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,484,588
5% 7/1/22	900,000	996,642
5% 7/1/23	750,000	849,645
5% 7/1/24	1,000,000	1,156,280
Gilroy School Facilities Fing. (Gilroy Calif Unified School District Proj.) Series 2013, 4% 8/1/22	40,000	42,917
Golden Empire Schools Fing. Auth. Lease Rev. (Kern High School District Projs.) Series 2018:
4% 5/1/20	1,000,000	1,029,170
5% 5/1/21	6,650,000	7,124,212
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,000,000	3,882,900
Series 2013 A, 5% 6/1/21	5,000,000	5,342,650
Series 2017 A1:
5% 6/1/21	1,000,000	1,063,020
5% 6/1/22	1,000,000	1,083,440
5% 6/1/23	1,000,000	1,101,120
Series A, 0% 6/1/24 (AMBAC Insured)	7,000,000	6,084,050
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/19	635,000	653,507
5% 11/1/20	670,000	709,644
5% 11/1/21	455,000	492,774
5% 11/1/22	745,000	824,715
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,033,395
4% 9/2/20	1,000,000	1,036,540
5% 9/2/20	800,000	843,184
5% 9/2/22	750,000	829,905
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	527,390
5% 9/1/21	615,000	666,697
5% 9/1/22	615,000	683,277
5% 9/1/23	1,205,000	1,368,760
Series 2013 A:
5% 9/1/21	1,000,000	1,082,940
5% 9/1/22	2,000,000	2,219,740
5% 9/1/23	1,500,000	1,701,660
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.) 5% 8/1/19	250,000	255,572
Los Angeles Cmnty. College District Series 2016 I:
2% 8/1/22	1,000,000	1,005,090
3% 8/1/23	1,100,000	1,151,865
4% 8/1/24	700,000	777,357
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	528,630
5% 3/1/21	500,000	536,130
5% 9/1/21	1,270,000	1,380,312
5% 3/1/22	1,000,000	1,101,370
(Disney Parking Proj.) 0% 3/1/20	3,205,000	3,129,074
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,098,888
Series 2014 B, 5% 7/1/19	450,000	458,900
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21	5,055,000	5,407,536
Series 2014 A, 5% 5/1/23	475,000	535,738
Series 2014 B, 5% 5/1/23	200,000	225,574
Los Angeles Unified School District Ctfs. of Prtn. Series 2012 A, 5% 10/1/19	5,000,000	5,130,316
Los Angeles Wastewtr. Sys. Rev. Series 2013 B, 5% 6/1/22	5,000,000	5,547,300
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,639,476
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,712,234
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,784,858
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,100,107
0% 8/1/24	2,700,000	2,333,664
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,113,188
Oakland St. Bldg. Auth. Lease Rev. Series 2015 A, 5% 12/1/19	3,500,000	3,613,096
Oakland Unified School District Alameda County:
Series 2013, 5% 8/1/19	1,000,000	1,021,690
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,251,680
5% 8/1/24	1,900,000	2,172,973
5% 8/1/24 (FSA Insured)	2,020,000	2,310,213
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,606,504
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,517,645
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/20	1,560,000	1,613,321
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,180,000	1,857,360
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	328,413
5% 11/1/24	300,000	332,592
5% 11/1/25	350,000	391,860
5% 11/1/26	475,000	534,024
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,239,200
5% 11/1/26	1,875,000	2,107,988
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	4,941,093
5% 6/15/24	2,440,000	2,813,442
Poway Unified School District Pub. Fing.:
4% 9/1/19	1,000,000	1,011,884
4% 9/1/20	1,170,000	1,200,701
4% 9/15/20	340,000	353,529
4% 9/15/21	325,000	341,907
5% 9/1/21	1,230,000	1,310,614
5% 9/1/22	990,000	1,073,784
5% 9/1/23	1,345,000	1,479,877
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (a)	25,000,000	24,938,730
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/20 (FSA Insured)	1,175,000	1,238,121
5% 9/1/21 (FSA Insured)	1,000,000	1,080,150
5% 9/1/22 (FSA Insured)	1,400,000	1,546,342
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,399,134
5% 8/1/24	1,500,000	1,741,440
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	460,000	480,557
Series 1993 B, 5.4% 11/1/20	1,055,000	1,102,148
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/22	275,000	303,727
5% 7/1/23	430,000	484,718
5% 7/1/24	550,000	630,641
Series 2018 B:
5% 7/1/22	1,000,000	1,104,460
5% 7/1/23	1,000,000	1,127,250
5% 7/1/24	1,000,000	1,146,620
Series 2018 D:
5% 7/1/21	700,000	754,320
5% 7/1/22	300,000	331,011
5% 7/1/23	500,000	562,925
5% 7/1/24	400,000	457,520
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,499,261
5% 8/15/20	5,500,000	5,802,225
Sacramento TOT Rev. Series A, 5% 6/1/26	900,000	1,068,570
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 B, 5.25% 8/1/19	3,285,000	3,358,976
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,239,666
5% 8/1/22 (FSA Insured)	1,500,000	1,655,430
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/21	1,000,000	1,078,650
5% 7/1/22	1,500,000	1,657,785
5% 7/1/24	1,415,000	1,624,873
5% 7/1/26	1,450,000	1,709,289
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	6,670,000	7,314,055
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,549,144
5% 10/15/25	1,605,000	1,908,650
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2016, 5% 5/15/21	2,500,000	2,697,100
San Francisco Bldg. Auth. Lease Rev. Series 2015 A, 5% 12/1/20	6,990,000	7,427,085
San Francisco City & County Redev. Agcy. Successor (San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/19	2,050,000	2,095,010
5% 8/1/20	1,000,000	1,053,380
5% 8/1/21	1,000,000	1,081,750
5% 8/1/22	175,000	194,572
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	358,192
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	173,473
5% 8/1/21 (FSA Insured)	150,000	161,493
5% 8/1/23 (FSA Insured)	400,000	449,768
5% 8/1/24 (FSA Insured)	750,000	858,180
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,217,656
Series 2013 A, 4% 6/1/21	1,000,000	1,053,110
San Jose Int. Arpt. Rev. Series 2017 B, 3% 3/1/19	1,000,000	1,003,146
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,058,680
5% 10/1/23	900,000	1,023,642
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/21 (c)	7,045,000	7,371,818
5% 7/15/22 (c)	3,425,000	3,666,394
5% 7/15/23 (c)	3,440,000	3,759,232
San Mateo Unified School District (Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,580,406
San Mateo-Foster City School District 5% 8/15/20	2,510,000	2,649,230
San Pablo Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	384,433
5% 6/15/20 (FSA Insured)	1,000,000	1,045,770
5% 6/15/21 (FSA Insured)	500,000	536,140
5% 6/15/22 (FSA Insured)	1,000,000	1,097,210
5% 6/15/23 (FSA Insured)	630,000	705,178
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	3,757,343
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
4% 4/1/20 (c)	500,000	510,395
5% 4/1/21 (c)	1,025,000	1,085,106
5% 4/1/23 (c)	1,125,000	1,249,763
5% 4/1/25 (c)	1,250,000	1,443,388
5% 4/1/26 (c)	1,310,000	1,532,228
5% 4/1/28 (c)	1,440,000	1,716,019
Santa Monica Pub. Fin. Rev.:
(Santa Monica Calif Proj.) Series 2017, 5% 7/1/22	400,000	443,540
Series 2011 A:
4% 6/1/19	880,000	890,474
4% 6/1/20	770,000	796,550
Santa Rosa Wastewtr. Rev. Series 2016 A:
4% 9/1/20	2,000,000	2,080,320
5% 9/1/21	1,250,000	1,355,075
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/21	750,000	810,623
5% 8/15/22	750,000	823,403
Southern California Pub. Pwr. Auth. Bonds Series 1, 2%, tender 7/1/20 (a)	10,000,000	9,976,800
Southern California Pub. Pwr. Auth. Rev. Bonds (Canyon Pwr. Proj.) Series 2018 A, 2.25%, tender 5/1/21 (a)	9,000,000	9,011,520
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/23	650,000	727,220
5% 10/1/24	700,000	794,164
5% 10/1/25	750,000	862,380
5% 10/1/26	1,000,000	1,159,550
5% 10/1/27	1,000,000	1,167,020
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,652,648
Series 2012:
5% 7/1/21 (FSA Insured)	1,200,000	1,293,444
5% 7/1/22 (FSA Insured)	1,220,000	1,347,441
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.):
Series 2016 A:
5% 9/1/19 (FSA Insured)	5,000,000	5,114,593
5% 9/1/21 (FSA Insured)	1,025,000	1,103,167
5% 9/1/22 (FSA Insured)	3,370,000	3,708,213
5% 9/1/23 (FSA Insured)	3,000,000	3,350,040
Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,076,260
Univ. of California Revs. Bonds 1.4%, tender 5/15/21 (a)	6,800,000	6,682,700
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/22	450,000	480,515
5% 1/1/23	450,000	487,085
5% 1/1/24	1,150,000	1,262,160
5% 1/1/26	500,000	561,050
5% 1/1/28	1,000,000	1,136,100
Vacaville Unified School District:
Series 2014 C:
5% 8/1/19 (Build America Mutual Assurance Insured)	1,255,000	1,282,555
5% 8/1/21 (Build America Mutual Assurance Insured)	1,530,000	1,652,599
Series 2015 A:
5% 8/1/19	300,000	306,687
5% 8/1/20	200,000	210,844
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	258,885
5% 1/1/21	250,000	266,345
5% 1/1/22	350,000	382,729
West Contra Costa Unified School District:
Series 2011, 5% 8/1/19 (FSA Insured)	1,500,000	1,532,934
Series 2014 A:
4% 8/1/20	2,715,000	2,818,007
4% 8/1/21	1,355,000	1,431,151
5% 8/1/19	2,325,000	2,376,823
5% 8/1/22	575,000	637,796
5% 8/1/23	1,500,000	1,700,160
Series 2015 B, 5% 8/1/19	1,290,000	1,318,753
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2016 A, 1.5%, tender 10/1/20 (a)	5,500,000	5,452,205
Wiseburn Unified School District Series 2015 B:
5% 8/1/19	2,925,000	2,990,197
5% 8/1/21	1,690,000	1,824,507

TOTAL CALIFORNIA		732,583,885

Guam - 0.3%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/18	760,000	760,000
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,572,705

TOTAL GUAM		2,332,705

TOTAL MUNICIPAL BONDS
(Cost $736,211,630)		734,916,590
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $736,211,630)		734,916,590
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(21,980,590)
NET ASSETS - 100%		$712,936,000

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,295,743 or 0.6% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019